Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6 – Intangible Assets

On May 10, 2013, the Company purchased a patent related to heart valve bioprosthesis technology. The patent expires on July 9, 2027.

On April 1, 2016, the Company acquired the exclusive rights to develop and manufacture a derma filler product for which HJLA holds a patent, for aggregate consideration of $445,200. (See Note 11 to the Financial Statements – Commitments and Contingencies - Development and Manufacturing Agreement). The right to provide development and manufacturing services to HJLA expires on December 31, 2025. As of December 31, 2018, the Company performed an impairment analysis and determined that it was unlikely that the Company will provide development and manufacturing services to HJLA and recorded an impairment loss of $319,635, equal to the remaining unamortized value as of December 31, 2018.

As of December 31, 2018 and 2017, the Company’s intangible assets consisted of the following:

	December 31,
	2018	2017
Patent	$1,100,000	$1,100,000
Right to develop and manufacture	-	445,200
	1,100,000	1,545,200
Less: accumulated amortization	(433,533)	(435,790)
Total	$666,467	$1,109,410

Amortization expense charged to operations for the years ended December 31, 2018 and 2017 was $123,308 and $123,308, respectively, and is reflected in general and administrative expense in the accompanying statements of operations.

The estimated future amortization of Patent is as follows:

For the Years Ended December 31,	Patent
2019	$77,647
2020	77,647
2021	77,647
2022	77,647
2023	77,647
Thereafter	278,232
$666,467

The remaining amortization period of the Patent is 8.5 years as of December 31, 2018 and has no residual value.